INVESTMENT IN AN ASSOCIATE (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF INVESTMENT IN ASSOCIATE

The Group’s investment in the associate is summarized below:

	2022	2023
	S$	S$
Beginning of financial year	272,970	239,424
Share of post-acquisition losses	(33,546)	(31,198)
Currency realignment	-	(13,153)
End of financial year	239,424	195,073

SCHEDULE OF KEY ASSUMPTIONS INVESTMENT IN ASSOCIATE

Key assumptions used to determine the value in use of the investment in associate are as follows:

	2022	2023
	%	%
Revenue growth rate	2.38 – 3.05	11.73
Discount rate	13.90	13.90

Name of entity	Principal activities	Country of business / incorporation	Group’s effective equity interest held
			2022	2023
			%	%
Landmark Medical Centre Sdn Bhd	Operations of private specialist hospital	Malaysia	20	20

SCHEDULE OF FINANCIAL INFORMATION INVESTMENT IN ASSOCIATE

The following table illustrates the summarized financial information of the Group’s material associate (and not the Group’s share of those amounts), adjusted for difference in accounting policies between the Group and the associate, if any.

	2022	2023
	S$	S$

Current assets	665,236	494,882
Non-current assets and fair value of hospital license	776,520	743,608
Current liabilities	(66,938)	(95,631)
Non-current liabilities	(177,701)	(167,495)
Net assets of the associate	1,197,117	975,364

Revenue	784,495	636,150
Loss for the year	(167,734)	(155,989)

SCHEDULE OF RECONCILIATION OF FINANCIAL INFORMATION IN INVESTMENT

Reconciliation of the summarized financial information presented to the carrying amount of the Group’s investment in the associate is as follows:

	2022	2023
	S$	S$
Net assets with fair value of hospital license	1,197,117	975,364

Group’s equity interest	20%	20%
Group share of net assets	239,424	195,073
Carrying value	239,424	195,073